PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment
Depreciation and amortization expense	$ 55,277	$ 56,448	$ 226,046	$ 232,338